                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

================================================================================

1. Name and address of issuer:

                              THE COVENTRY GROUP
                              3435 STELZER RD.
                              COLUMBUS, OHIO 43219

================================================================================

2. Name of each series or class of funds for which this notice is filed:

                              SEE ATTACHED SCHEDULE A

================================================================================

3. Investment Company Act File Number:                811-6526

    Securities Act File Number:                       33-44964

================================================================================

4. Last day of the fiscal year for which this notice is filed:

                              MARCH 31, 1997

================================================================================

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                                         [    ]

================================================================================

6. Date of termination of issuer's declaration under rule 24F-2 (a)(1), if applicable:

================================================================================

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              NONE

================================================================================

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                        $0 Price
                                         0 Shares

================================================================================

9. Number and aggregate sale price of securities sold during the fiscal year:

                               $772,197,363 Price
                               540,980,253 Shares

================================================================================

================================================================================

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                               $772,197,363 Price
                               540,980,253 Shares

================================================================================

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                          $15,464,165 Price
                                                            2,450,666 Shares

================================================================================

12. Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal
                year in reliance on rule 24F-2:                    $772,197,363
                                                                  --------------

          (ii) Aggregate price of shares issued in connection with
               dividend reinvestment plans:                         $15,464,165
                                                                  --------------

          (iii) Aggregate price of shares redeemed or repurchased
                 during the fiscal year:                           $674,735,545
                                                                  --------------

          (iv) Aggregate price of shares redeemed or repurchased
                 and previously applied as a reduction to filing fees
                 pursuant to rule 24F-2:                                      0
                                                                  --------------

          (v) Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24F-2:        $112,925,983
                                                                  --------------

          (vi) Multiplier prescribed by Section 6(b) of the Securities
                 Act of 1933 or other applicable law or registration:     1/3300
                                                                  --------------

          (vii) Fee Due:                                              $34,219.99
                                                                  --------------

================================================================================

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                                              [ X ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                  MAY 29, 1997

================================================================================

                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*
                                          ======================================

                                          Alaina Metz,    Assistant Secretary
                                          ======================================

         Date
          ================================

          * Please print the name and title of the signing officer below the signature.

THE COVENTRY GROUP - SCHEDULE A
-------------------------------

AMCORE:
              U.S. GOVERNMENT FUND
              INTERMIDIATE TAX FREE FUND
              EQUITY FUND
              FIXED INCOME FUND
              BALANCED FUND
              FIXED TOTAL RETURN FUND
              AGGRESSIVE GROWTH FUND

BRENTON:
              U.S. GOVERNMENT MONEY MARKET FUND
              INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
              INTERMEDIATE TAX FREE FUND
              VALUE EQUITY FUND

ERNST:
              ASIA FUND
              GLOBAL RESOURCES FUND
              GLOBAL ASSET ALLOCATION FUND

SHELBY FUND